Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000218810 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income ETF
Class Name	JPMorgan Equity Premium Income ETF
Trading Symbol	JEPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 7.77% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from relative performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 35% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to relative performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF - Net Asset Value	May 20, 2020	7.77%	7.47%	11.03%
S&P 500 Index		22.32	13.41	18.07
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.90

Performance Inception Date	May 20, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 44,801,086,561
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 148,347,963
Investment Company Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$44,801,086,561
Total number of portfolio holdings	131
Portfolio turnover rate	180%
Total advisory fees paid	$148,347,963

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000229631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Value ETF
Class Name	JPMorgan Active Value ETF
Trading Symbol	JAVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Value ETF	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 22.85% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in communication services and energy detracted from performance.
  The Fund's security selection in information technology and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and not owning Caterpillar detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF - Net Asset Value	October 4, 2021	22.85%	12.14%
Russell 1000 Index		22.02	13.41
Russell 1000 Value Index		27.12	11.83

Performance Inception Date	Oct. 04, 2021
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,697,804,784
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 22,709,381
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,697,804,784
Total number of portfolio holdings	161
Portfolio turnover rate	124%
Total advisory fees paid	$22,709,381

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “High Portfolio Turnover” risk disclosure to its prospectus as of November 1, 2025. As the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “High Portfolio Turnover” risk disclosure to its prospectus as of November 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000231438 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small & Mid Cap Enhanced Equity ETF
Class Name	JPMorgan Small & Mid Cap Enhanced Equity ETF
Trading Symbol	JMEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small & Mid Cap Enhanced Equity ETF	$28	0.24%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 33.27% for the twelve months ended June 30, 2026. The S&P Composite 1500 Index returned 22.87% and the S&P 1000 Index returned 29.54% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the software and services and industrial cyclical sectors contributed to performance.
  Overweights in DigitalOcean and MaxLinear were among the top contributors.
  The Fund’s security selection in the consumer cyclical and health services and systems sectors detracted from performance.
  An underweight in Vicor and an overweight in Exelixis were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value	July 31, 1998*	33.27%	10.11%	11.86%
S&P Composite 1500 Index		22.87	13.01	15.18
S&P 1000 Index		29.54	8.59	11.63
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Jul. 31, 1998	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 2,883,386,971
Holdings Count | Holding	660
Advisory Fees Paid, Amount	$ 5,537,515
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,883,386,971
Total number of portfolio holdings	660
Portfolio turnover rate	28%
Total advisory fees paid	$5,537,515

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000235594 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Equity Premium Income ETF
Class Name	JPMorgan Nasdaq Equity Premium Income ETF
Trading Symbol	JEPQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Nasdaq Equity Premium Income ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 25.75% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32%, the Nasdaq-100 Index (the "Index") returned 34.38%, and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 75% of the Index’s positive return with 51% of its volatility.
  The Fund’s security selection in the consumer discretionary and communication services sectors detracted from performance.
  Underweights in Intel and KLA were among the top detractors.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Overweights in Seagate Technology and Micron Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value	May 3, 2022	25.75%	17.16%
S&P 500 Index		22.32	16.82
Nasdaq-100 Index		34.38	23.33
ICE BofA 3-Month US Treasury Bill Index		3.84	4.24

Performance Inception Date	May 03, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 40,819,064,229
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 115,371,917
Investment Company Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$40,819,064,229
Total number of portfolio holdings	112
Portfolio turnover rate	174%
Total advisory fees paid	$115,371,917

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.

C000237212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Growth ETF
Class Name	JPMorgan Active Growth ETF
Trading Symbol	JGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Growth ETF	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 14.70% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors detracted from relative performance.
  The Fund’s underweight allocations to Alphabet and Apple detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Ciena contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Growth ETF - Net Asset Value	August 8, 2022	14.70%	19.27%
Russell 1000 Index		22.02	17.87
Russell 1000 Growth Index		17.71	20.45

Performance Inception Date	Aug. 08, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 9,992,342,989
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 36,036,489
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$9,992,342,989
Total number of portfolio holdings	129
Portfolio turnover rate	68%
Total advisory fees paid	$36,036,489

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240858 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Small Cap Value ETF
Class Name	JPMorgan Active Small Cap Value ETF
Trading Symbol	JPSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Small Cap Value ETF	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 24.10% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in health care and financials detracted from performance.
  The Fund's security selection in industrials and utilities contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Radiant Corp. contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Small Cap Value ETF - Net Asset Value	March 7, 2023	24.10%	11.39%
Russell 3000 Index		22.82	22.02
Russell 2000 Value Index		43.01	15.87

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 26,883,007
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 180,138
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$26,883,007
Total number of portfolio holdings	107
Portfolio turnover rate	49%
Total advisory fees paid	$180,138

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective April 20, 2026, the Fund’s structure changed from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that discloses its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000241195 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Focus ETF
Class Name	JPMorgan Equity Focus ETF
Trading Symbol	JPEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Focus ETF	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 15.34% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s overweight allocation to Intuit and underweight allocation to Micron Technology detracted from relative performance.
  The Fund’s security selection in the financials and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Analog Devices and United Rentals contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Focus ETF - Net Asset Value	July 29, 2011*	15.34%	12.87%	16.32%
S&P 500 Index		22.32	13.41	15.51
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Jul. 29, 2011	[2]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,979,763,545
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,705,936
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,979,763,545
Total number of portfolio holdings	41
Portfolio turnover rate	36%
Total advisory fees paid	$7,705,936

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund reduced its investment advisory fee from 0.50% of average daily net assets to 0.44% of daily average net assets.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]	Effective November 1, 2025, the Fund reduced its investment advisory fee from 0.50% of average daily net assets to 0.44% of daily average net assets.
Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000243013 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Tech Leaders ETF
Class Name	JPMorgan U.S. Tech Leaders ETF
Trading Symbol	JTEK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Tech Leaders ETF	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 32.02% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32% and the Russell 1000 Equal Weight Technology Index returned 33.07% for the twelve months ended June 30, 2026.
  The Fund’s underweight allocations to computer hardware and production technology equipment within technology detracted from performance.
  The Fund’s underweight allocations to software and computer services within technology contributed to performance.
  The Fund’s underweight allocation to Sandisk and lack of exposure to Western Digital detracted from performance.
  The Fund’s overweight allocation to Ciena and Lam Research contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Tech Leaders ETF - Net Asset Value	October 4, 2023	32.02%	34.00%
S&P 500 Index		22.32	24.54
Russell 1000 Equal Weight Technology Index		33.07	25.94

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 4,637,768,179
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,117,333
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,637,768,179
Total number of portfolio holdings	63
Portfolio turnover rate	72%
Total advisory fees paid	$20,117,333

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Communication Services Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Communication Services Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000251449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Large Core ETF
Class Name	JPMorgan Fundamental Data Science Large Core ETF
Trading Symbol	LCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Large Core ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 21.06% for the twelve months ended June 30, 2026. The S&P 500 Index returned 21.88% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the financials and communication services sectors detracted from relative performance.
  Underweights in Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the information technology and health care sectors contributed to relative performance.
  Overweights in Micron Technology and Seagate Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value	August 7, 2024	21.06%	21.55%
S&P 500 Index		21.88	22.38

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 15,988,358
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 43,906
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$15,988,358
Total number of portfolio holdings	113
Portfolio turnover rate	12%
Total advisory fees paid	$43,906

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000251450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Mid Core ETF
Class Name	JPMorgan Fundamental Data Science Mid Core ETF
Trading Symbol	MCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Mid Core ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 22.65% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.39% and the Russell Midcap Index returned 21.08% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the consumer discretionary and materials sectors contributed to relative performance.
  Overweights in Western Digital and Teradyne were among the top contributors.
  The Fund’s security selection in the information technology and industrials sectors detracted from relative performance.
  An underweight in Sandisk and an overweight in HubSpot were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value	August 7, 2024	22.65%	18.97%
Russell 3000 Index		22.39	22.54
Russell Midcap Index		21.08	19.58

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,154,452
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 24,957
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,154,452
Total number of portfolio holdings	205
Portfolio turnover rate	26%
Total advisory fees paid	$24,957

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000251451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Small Core ETF
Class Name	JPMorgan Fundamental Data Science Small Core ETF
Trading Symbol	SCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Small Core ETF	$48	0.40%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 44.35% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.39% and the Russell 2000 Index returned 40.29% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrials and information technology sectors contributed to relative performance.
  Overweights in Vicor and Bloom Energy were among the top contributors.
  The Fund’s security selection in the health care and communication services sectors detracted from relative performance.
  Overweights in BlackLine and Exl Service were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value	August 7, 2024	44.35%	26.63%
Russell 3000 Index		22.39	22.54
Russell 2000 Index		40.29	24.40

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 9,211,157
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 29,728
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$9,211,157
Total number of portfolio holdings	277
Portfolio turnover rate	28%
Total advisory fees paid	$29,728

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000257449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Large Cap ETF
Class Name	JPMorgan U.S. Research Enhanced Large Cap ETF
Trading Symbol	JUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Large Cap ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Large Cap ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 20.83% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from performance.
  Underweights in Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to performance.
  Overweights in Micron Technology and Seagate Technology were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value	March 13, 2025	20.83%	26.70%
S&P 500 Index		21.88	27.69

Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 424,402,290
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 107,844
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$424,402,290
Total number of portfolio holdings	251
Portfolio turnover rate	25%
Total advisory fees paid	$107,844

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2026, the Fund reduced its management fee from 0.20% of average daily net assets to 0.18% of daily average net assets and the Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.12% of the average daily net assets of the Fund. These contractual waivers are in effect through October 31, 2027, at which time the adviser expects to charge the full management fee of 0.18% of average daily net assets.
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from its prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]
Effective May 13, 2026, the Fund reduced its management fee from 0.20% of average daily net assets to 0.18% of daily average net assets and the Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.12% of the average daily net assets of the Fund. These contractual waivers are in effect through October 31, 2027, at which time the adviser expects to charge the full management fee of 0.18% of average daily net assets.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from its prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000257465 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Large Value ETF
Class Name	JPMorgan Fundamental Data Science Large Value ETF
Trading Symbol	LVDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Large Value ETF	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 26.24% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Value Index (the "Index") returned 27.12% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the communication services and industrials sectors detracted from relative performance.
  Overweights in Microsoft and Cognizant were among the top detractors.
  The Fund’s security selection in the information technology and financials sectors contributed to relative performance.
  An overweight in Seagate Technology and an underweight in Accenture were among the top contributors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Fundamental Data Science Large Value ETF - Net Asset Value	November 30, 2010*	26.24%	11.93%	12.49%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).

Performance Inception Date	Nov. 30, 2010	[3]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 106,021,581
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 282,842
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$106,021,581
Total number of portfolio holdings	132
Portfolio turnover rate	24%
Total advisory fees paid	$282,842

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 11, 2025, is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 30, 2010.
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to meet the requirements of Rule 35d-1 under the 1940 Act, the Fund has a new 80% policy, according to which it invests at least 80% of its assets in large, well-established equity securities (companies with market capitalizations similar to those within the universe of the Russell 100 Value Index), while  the Acquired Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to meet the requirements of Rule 35d-1 under the 1940 Act, the Fund has a new 80% policy, according to which it invests at least 80% of its assets in large, well-established equity securities (companies with market capitalizations similar to those within the universe of the Russell 100 Value Index), while  the Acquired Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments

[1]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[2]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[3]	Inception date for Class R6 Shares of the Acquired Fund (as defined below).